Share capital, share premium and own shares - Transactions in Prudential plc shares (Details)	1 Months Ended																								12 Months Ended
	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2019 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Aug. 31, 2019 USD ($) shares	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 £ / shares	Oct. 31, 2020 £ / shares	Sep. 30, 2020 £ / shares	Aug. 31, 2020 £ / shares	Jul. 31, 2020 £ / shares	Jun. 30, 2020 £ / shares shares	May 31, 2020 £ / shares	Apr. 30, 2020 £ / shares	Mar. 31, 2020 £ / shares	Feb. 29, 2020 £ / shares	Jan. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2019 £ / shares	Oct. 31, 2019 £ / shares	Sep. 30, 2019 £ / shares	Aug. 31, 2019 £ / shares	Jul. 31, 2019 £ / shares	Jun. 30, 2019 £ / shares	May 31, 2019 £ / shares	Apr. 30, 2019 £ / shares	Mar. 31, 2019 £ / shares	Feb. 28, 2019 £ / shares	Jan. 31, 2019 £ / shares
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings | $																												$ 243,000,000													$ 183,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held | shares																												11,200,000													8,400,000
Market value of shares held | $																												$ 205,000,000													$ 161,000,000
Number of shares purchased | shares	70,814	74,178	116,802	75,368	72,287	87,239	167,724	81,377	5,363,563	79,057	62,680	62,395	68,573	75,904	178,359	73,284	72,671	60,514	217,800	73,417	2,638,429	68,497	71,044	75,165	6,313,484	3,673,657
Cost of shares purchased | $	$ 1,217,842	$ 1,233,127	$ 1,764,694	$ 1,138,447	$ 1,167,008	$ 1,365,109	$ 2,540,749	$ 1,117,783	$ 68,010,967	$ 1,110,374	$ 1,183,717	$ 1,195,275	$ 1,178,206	$ 1,309,146	$ 3,148,811	$ 1,318,767	$ 1,318,593	$ 1,321,427	$ 4,484,773	$ 1,550,109	$ 54,052,710	$ 1,385,182	$ 1,390,865	$ 1,384,926	$ 83,045,092	$ 73,843,515
Shares held in trust for employee incentive plans | Minimum
Transactions in Prudential plc shares
Share price | £ / shares																											£ 12.78		£ 10.62	£ 11.49	£ 11.61	£ 12.21	£ 12.30	£ 11.86	£ 11.16	£ 10.21	£ 11.18	£ 14.57	£ 14.42	£ 13.07		£ 13.38	£ 13.78	£ 14.14	£ 14.86	£ 17.47	£ 16.20	£ 16.35	£ 15.65	£ 15.20	£ 15.00	£ 14.25
Shares held in trust for employee incentive plans | Maximum
Transactions in Prudential plc shares
Number of shares held | shares																																		11,500,000
Share price | £ / shares																											£ 12.83		£ 12.76	£ 11.71	£ 11.68	£ 12.33	£ 12.51	£ 12.67	£ 11.30	£ 10.48	£ 11.40	£ 14.60	£ 14.68	£ 13.13		£ 13.85	£ 14.24	£ 14.76	£ 15.21	£ 17.71	£ 16.36	£ 16.45	£ 16.73	£ 16.32	£ 15.18	£ 14.29